780 NORTH WATER STREET MILWAUKEE, WI 53202-3590 TEL 414-273-3500 FAX 414-273-5198 www.gklaw.com

April 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:

ZBB Energy Corporation

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of ZBB Energy Corporation (the “Company”), please find Pre-Effective Amendment No. 2 to the Company’s Registration Statement on Form S-3 (“Pre-Effective Amendment No. 2”).  Pre-Effective Amendment No. 2 relates to the Company’s offering of an indeterminate number of shares of the Company’s common stock, warrants to purchase the Company’s common stock, and the Company’s senior and subordinated debt securities, with an aggregate initial offering price of up to $10,000,000.  If you have any questions regarding this filing, please call me at the number indicated above.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michael J. Conmey

Michael J. Conmey

cc:

Scott W. Scampini

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC

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